3. GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 11,648		$ 19,564	$ 131,605
Accumulated deficit	(7,773,335)		(7,583,538)	(5,629,241)
Net loss	(189,797)	$ (21,977)	(1,954,297)	$ (2,888,765)
Net cash used in operations	$ 127,915		$ 168,463